Related Party Transactions - (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Proceeds from loans on solarbao platform				$ 180,962	$ 129,830
Face value of coupons issued				2,010	10,944
Salary payment to certain employees on behalf of the Company		$ 301		301	42
Accounts payable-Related party		4,389		4,389	5,128
Solar Energy Ecommerce Shangai Limited
Related Party Transaction [Line Items]
Funds raised				22,002	145,568
Amount settled by coupon issued to individual investors				1,829	11,524
Proceeds from loans on solarbao platform		19,993			129,830
Due from related parties		3,244		$ 3,244	3,162
Percentage of fund principal for commission fee (as a percent)				1.00%
Fee charged by related parties				$ 98	1,052
Allowance for doubtful accounts		3,244		3,244	1,615
Total fund redeemed to individual investors					19,237
LDK Solar Co., Ltd.
Related Party Transaction [Line Items]
Due from related parties					779
Fee charged by related parties				0	4,000	$ 0
Face value of coupons issued					779
Salary payment to certain employees on behalf of the Company		0		0	42
Number of subsidiaries agreed to purchase | item			3
Cash consideration			$ 2,390
Amount paid as deposits for the acquisition			$ 2,000
Accounts payable-Related party		4,389		4,389	5,128
Waived liabilities accounted for capital transaction by increase additional paid in capital					17,775
LDK Solar Co., Ltd. | Solar Panels
Related Party Transaction [Line Items]
Related party transaction, purchases from related party				3,691	11,712	$ 5,755
LDK Solar Co., Ltd. | Settlement and Mutual Release
Related Party Transaction [Line Items]
Debt settlement, waiver paid amount	$ 11,000
Accounts payable, related parties, net					28,775
Suzhou Liuxin Industry Ltd.
Related Party Transaction [Line Items]
Face value of coupons issued					582
Proceeds received from related party					582
SUPERMERCY Limited
Related Party Transaction [Line Items]
Fee charged by related parties					3,450
Board of Directors Chairman
Related Party Transaction [Line Items]
Allowance for doubtful accounts		324		324	310
Advance payments to related party		510		510	$ 310
Mr. Zhao
Related Party Transaction [Line Items]
Due from related parties		144		144
Proceeds received from related party				1,512
Advance payments to related party		1,656		1,656
Chengcheng
Related Party Transaction [Line Items]
Guaranteed principle amount of finance lease		$ 23,045		$ 23,045